UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21652
                                      ----------------------------------------

                     Fiduciary/Claymore MLP Opportunity Fund
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
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       (Address of principal executive offices)          (Zip code)

                                J. Thomas Futrell
                   2455 Corporate West Drive, Lisle, IL 60532
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------
Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)


NUMBER OF SHARES                                                                          VALUE
------------------------------------------------------------------------------------------------
                     MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES - 158.9%
                     COAL - 11.4%
          848,700    Alliance Holdings GP, L.P.                                    $ 23,848,470
        1,145,621    Clearwater Natural Resources, L.P.
                     (Acquired 08/01/05 and 10/02/06, Cost $22,912,423) (a)(b)(c)    11,456,210
              123    Clearwater GP Holding Co.
                     (Acquired 02/29/08, Cost $187,828) (a)(b)(c)                       154,000
          170,600    Natural Resource Partners, L.P.                                  5,918,114
                                                                                 ---------------
                                                                                     41,376,794
                                                                                 ---------------

                     CONSUMER DISCRETIONARY - 0.9%
          183,105    StoneMor Partners, L.P.                                          3,187,858
                                                                                 ---------------

                     MARINE TRANSPORTATION - 0.3%
           36,000    Teekay LNG Partners, L.P. (Marshall Islands)                       819,000
           15,603    Teekay Offshore Partners, L.P. (Marshall Islands)                  251,208
                                                                                 ---------------
                                                                                      1,070,208
                                                                                 ---------------

                     MIDSTREAM GAS INFRASTRUCTURE - 65.7%
           98,900    Atlas Pipeline Partners, L.P.                                    3,375,457
        1,692,804    Copano Energy, L.L.C.                                           53,543,391
          190,000    Copano Energy, L.L.C., Unregistered Series D Units
                     (Acquired 03/14/08, Cost $4,987,500) (a)(b)(c)                   5,032,801
          656,637    Crosstex Energy, L.P.                                           16,724,544
          387,534    Crosstex Energy, L.P., Senior Subordinated Series D Units
                     (Acquired 03/23/07, Cost $10,050,005) (a)(b)(c)                  9,285,840
          635,480    DCP Midstream Partners, L.P.                                    15,569,260
          515,300    El Paso Pipeline Partners, L.P.                                  9,517,591
        1,460,580    Energy Transfer Partners, L.P.                                  64,995,810
          544,280    Enterprise Products Partners, L.P.                              16,029,046
          255,700    Hiland Partners, L.P.                                           11,762,200
          226,194    Markwest Energy Partners, L.P.                                   7,790,121
          206,918    Targa Resources Partners, L.P.                                   4,945,340
          200,000    Western Gas Partners, L.P.                                       3,054,000
          426,400    Williams Partners, L.P.                                         12,936,976
          175,000    Williams Pipeline Partners, L.P.                                 3,008,250
                                                                                 ---------------
                                                                                    237,570,627
                                                                                 ---------------

                     MIDSTREAM OIL INFRASTRUCTURE - 61.5%
          683,245    Enbridge Energy Partners, L.P.                                  33,164,712
          463,730    Genesis Energy, L.P.                                             8,439,886
          250,000    Global Partners, L.P.                                            3,107,500
          400,200    Holly Energy Partners, L.P.                                     13,490,742
          467,450    Kinder Morgan Energy Partners, L.P.                             26,850,328
          485,546    Kinder Morgan Management, L.L.C. (d)                            26,947,803
        1,306,086    Magellan Midstream Partners, L.P.                               48,560,278
          266,600    NuStar GP Holdings, L.L.C.                                       5,633,258
        1,176,651    Plains All American Pipeline, L.P.                              56,067,420
                                                                                 ---------------
                                                                                    222,261,927
                                                                                 ---------------

                     OIL AND GAS PRODUCTION - 11.9%
          571,150    Abraxas Petroleum Corp. (c)                                      2,061,852
          525,211    Abraxas Energy Partners, L.P.
                     (Acquired 05/25/07, Cost $7,836,411) (a)(b)                      8,750,015
          778,888    BreitBurn Energy Partners, L.P.                                 12,929,541
          302,595    EV Energy Partner, L.P.                                          7,897,730
          498,465    Linn Energy, L.L.C.                                             10,781,798
           30,000    Pioneer Southwest Energy Partners, L.P.                            560,700
                                                                                 ---------------
                                                                                     42,981,636
                                                                                 ---------------

                     PROPANE - 7.2%
          522,900    Inergy Holdings, L.P.                                           17,046,540
          338,900    Inergy, L.P.                                                     8,933,404
                                                                                 ---------------
                                                                                     25,979,944
                                                                                 ---------------

                     TOTAL MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES
                     (Cost $424,717,093)                                            574,428,994
                                                                                 ---------------

                     INCENTIVE DISTRIBUTION RIGHTS - 0.0%
               43    Clearwater Natural Resources, L.P.
                     (Acquired 08/01/05, Cost $0) (a)(b)(c)                                   -
                                                                                 ---------------

                     WARRANTS - 0.1%
          114,230    Abraxas Petroleum Corp.
                     (Acquired 5/25/07, Cost $0) (a)(b)(c)                              211,628
                                                                                 ---------------

PRINCIPAL AMOUNT
                     TERM LOANS - 0.1%
        $ 424,000    Clearwater Subordinate Note 12.66%, 12/03/09, NR
                     (Acquired 07/08/08 and 08/06/08, Cost $424,000) (a)(b)(c)(e)       424,000
                                                                                 ---------------

NUMBER OF SHARES     SHORT TERM INVESTMENTS - 5.9%
                     MONEY MARKET FUND - 5.9%
       21,235,698    Dreyfus Treasury & Agency Cash Management - Investor Shares
                     (Cost $21,235,698)                                              21,235,698
                                                                                 ---------------

                     TOTAL INVESTMENTS - 165.0%
                     (Cost $446,376,791)                                            596,300,320
                     Borrowings Outstanding - (46.6% of Net Assets or 28.3%
                      of Total Investments) (f)                                    (168,500,000)
                     Liabilities in Excess of Other Assets - (18.4%)                (66,408,049)
                                                                                 ---------------
                     NET ASSETS  - 100.0%                                         $ 361,392,271
                                                                                 ===============

------------------------------------------------------------------------------
L.L.C.  Limited Liability Company

L.P.    Limited Partnership

MLP     Master Limited Partnership

NR Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

(a) Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, restricted securities aggregate market value amounted to $35,314,494 or 9.8% of net assets.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $35,314,494 which represents 9.8% of net assets.

(c)     Non-income producing security.

(d) While non-income producing, security makes regular in-kind distributions.

(e)     Floating rate security. The rate shown is as of August 31, 2008.

(f) Effective September 30, 2008, the Fund's $175,000,000 commercial paper conduit funding agreement was terminated. The commercial paper conduit funding agreement was replaced with a $155,000,000 credit facility.

See previously submitted Notes to Financial Statements for the period ended May 31, 2008.

              Country Allocation*
              -----------------------------------------------------
              United States                                  99.8%
              Marshall Islands                                0.2%

           *  Subject to change daily.  Based on total investments.


INTEREST RATE SWAP AGREEMENTS

                                                                                          UNREALIZED
                        TERMINATION    NOTIONAL                                          APPRECIATION/
COUNTERPARTY                  DATE    AMOUNT (000)    FIXED RATE      FLOATING RATE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------

Merrill Lynch            1/30/2011     $ 30,000            3.05%      1 - Month LIBOR    $     113,613
Merrill Lynch            1/30/2013     $ 30,000            3.49%      1 - Month LIBOR          317,506
Morgan Stanley            2/7/2011     $ 30,000            2.92%      1 - Month LIBOR          269,293
Morgan Stanley           3/19/2013     $ 30,000            3.13%      1 - Month LIBOR          474,813
                                                                                        --------------
                                                                                         $   1,175,225
                                                                                        ==============

For each swap noted, the Fund is obligated to pay the fixed rate and entitled to receive the floating rate.


-------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES
                                                                                               VALUE PER SHARE AT
                                        DATE OF                                   FAIR MARKET   ACQUISITION DATE      8/31/2008
Security                              ACQUISITION    SHARES       CURRENT COST       VALUE      (UNRESTRICTED)***        PRICE
-------------------------------------------------------------------------------------------------------------------------------

Abraxas Energy Partners, L.P.            5/25/07      525,211     $  7,836,411    $  8,750,015      $    16.66      $    16.66
Abraxas Petroleum Corp.*                 5/25/07      114,230     $         -     $    211,628               -      $     1.85
Clearwater GP Holding Co.                2/29/08          123     $    187,828    $    154,000      $ 1,252.03      $ 1,252.03
Clearwater Natural Resources, L.P.**     8/01/05           43     $         -     $          -               -               -
Clearwater Natural Resources, L.P.       8/01/05      892,857     $ 17,857,143    $  8,928,570               -      $    10.00
Clearwater Natural Resources, L.P.      10/02/06      252,764     $  5,055,280    $  2,527,640               -      $    10.00
Clearwater Subordinate Note              7/08/08      212,000     $    212,000    $    212,000          100.00      $   100.00
Clearwater Subordinate Note              8/06/08      212,000     $    212,000    $    212,000          100.00      $   100.00
Copano Energy, L.L.C., Unregistered
 Series D  Units                         3/14/08      190,000     $  4,987,500    $  5,032,801      $    34.05      $    26.49
Crosstex Energy, L.P., Senior
 Subordinated Series D Units             3/23/07      387,534     $ 10,050,005    $  9,285,840      $    34.65      $    23.96
                                                                  ----------------------------
Total                                                             $ 46,398,167    $ 35,314,494
                                                                  ----------------------------

*   Warrants
**  Incentive Distribution Rights
*** Valuation of unrestricted common stock on the acquisition date of the restricted shares
-------------------------------------------------------------------------------------------------------------------------------

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:


DESCRIPTION                      SECURITIES   DERIVATIVES     TOTAL
(value in $000s)                 -----------  -----------  ------------
ASSETS
Level 1                           $ 560,986    $       -    $  560,986
Level 2                              14,318        1,175        15,493
Level 3                              20,996            -        20,996

                                 -----------  -----------  ------------
Total                             $ 596,300    $   1,175    $  597,475
                                 ===========  ===========  ============

LIABILITIES
Level 1                           $       -    $       -    $        -
Level 2                                   -            -             -
Level 3                                   -            -             -

                                 -----------  -----------  ------------
Total                             $       -    $       -    $        -
                                 ===========  ===========  ============

LEVEL 3 HOLDINGS                 SECURITIES   DERIVATIVES     TOTAL
                                 -----------  -----------  ------------
Beginning Balance at 11/30/07     $  20,418    $       -    $   20,418
Total Realized Gain/Loss                  -            -             -
Change in Unrealized Gain/Loss            -            -             -
Net Purchases and Sales                 578            -           578
Net Transfers In/Out                      -            -             -
                                 -----------  -----------  ------------
Ending Balance at 8/31/08         $  20,996    $       -    $   20,996
                                 ===========  ===========  ============


Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fiduciary/Claymore MLP Opportunity Fund

By:  /s/ J. Thomas Futrell
    ----------------------------
Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date: October 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  J. Thomas Futrell
    --------------------------------------
Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date: October 28, 2008

By:  /s/ Steven M. Hill
    --------------------------------------
Name:    Steven M. Hill

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: October 28, 2008